Guarantees, commitments and risks - Other information about financial instruments (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Guarantees, commitments and risks
Financial assets at fair value through profit or loss	€ 6,782	€ 8,251
Non-hedging and trading derivatives	837	2,006
Other investments valued at fair value	1,256	1,202	€ 1,294
Trade receivables and other	17,054	21,396
Financing receivables	3,163	3,415
Securities	61	56
Trade payables and other	20,808	25,897
Financing payables	28,729	26,917
Net assets (liabilities) for hedging derivatives	(35)	(129)
Financial assets at fair value through profit or loss, Income (expense) recognized in profit and loss account	284	(55)	€ 11
Non-hedging and trading derivatives, Income (expense) recognized in profit and loss account	417	(1,723)
Other investments valued at fair value, Income (expense) recognized in profit and loss account	255	351
Other investments valued at fair value, Income (expense) recognized in other comprehensive income	45	56
Trade receivables and other, Income (expense) recognized in profit and loss account	(285)	31
Financing receivables, Income (expense) recognized in profit and loss account	141	(16)
Securities, Income (expense) recognized in profit and loss account	1
Trade payables and other, Income (expense) recognized in profit and loss account	69	53
Financing payables, Income (expense) recognized in profit and loss account	(734)	(692)
Net assets (liabilities) for hedging derivatives, Income (expense) recognized in profit and loss account	(442)	(4,677)
Net assets (liabilities) for hedging derivatives, Income (expense) recognized in other comprehensive income	541	794
Other operating income (loss)
Guarantees, commitments and risks
Non-hedging and trading derivatives, Income (expense) recognized in profit and loss account	478	(1,736)
Financial income (expense)
Guarantees, commitments and risks
Non-hedging and trading derivatives, Income (expense) recognized in profit and loss account	(61)	13
Trade receivables and other, Income (expense) recognized in profit and loss account	36	16
Financing receivables, Income (expense) recognized in profit and loss account	144	86
Interest income calculated on the basis of the effective interest rate
Guarantees, commitments and risks
Trade receivables and other, Income (expense) recognized in profit and loss account	15	15
Interest expense calculated on the basis of the effective interest rate
Guarantees, commitments and risks
Financing receivables, Income (expense) recognized in profit and loss account	743	568
Net (impairment losses) reversal of trade and other receivables
Guarantees, commitments and risks
Trade receivables and other, Income (expense) recognized in profit and loss account	249	47
Net revaluations or impairments
Guarantees, commitments and risks
Financing receivables, Income (expense) recognized in profit and loss account	€ 6	€ 111